Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Consolidated net income	€ 2,158	€ 2,040	€ 3,122
Adjustments to reconcile profit (loss) [abstract]
Operating taxes and levies	1,840	1,846	1,808
Gains (losses) on disposal of investment and activities	(17)	5	(59)
Gains (losses) on disposal of property, plant and equipment and intangible assets	(180)	(88)	(127)
Depreciation and amortization	7,047	6,846	6,728
Change in provisions	(17)	(80)	(161)
Remeasurement to fair value of previously held equity interests		27	(97)
Reclassification of cumulative translation adjustment from liquidated entities	(1)	8	(14)
Impairment of goodwill	56	20	814
Impairment of non-current assets	49	190	207
Share of profits (losses) of associates and joint ventures	(3)	(6)	46
Net income after tax of discontinued operations (EE)	0	(29)	(2,253)
Operational net foreign exchange and derivatives	2	2	44
Finance costs, net	1,362	1,715	2,097
Income tax	1,309	1,052	951
Share-based compensation	50	5	61
Non-monetary items without effect on cash flows	11,497	11,512	10,045
Decrease (increase) in inventories, gross	(152)	(14)	(62)
Decrease (increase) in trade receivables, gross	(97)	(262)	113
Increase (decrease) in trade payables	177	412	84
Changes in other customer contract assets and liabilities	12	112	66
Changes in other assets and liabilities	(176)	164	(707)
Operating taxes and levies paid	(1,777)	(1,934)	(1,897)
Dividends received other than from EE	51	55	63
Dividends received from EE			173
Dividends received	51	55	236
Interest paid and interest rates effects on derivatives, net	(1,259)	(1,329)	(1,344)
Income tax paid	(928)	(583)	(906)
Net cash provided by operating activities	9,506	10,174	8,750
o/w discontinued operations (EE)			208
Cash flows from (used in) investing activities [abstract]
Purchases of property, plant and equipment and intangible assets	(7,642)	(7,527)	(8,492)
Increase (decrease) in fixed assets payables	(289)	(69)	32
Investing donations received in advance	47	71
Proceeds from sales of property, plant and equipment and intangible assets	192	147	145
Cash paid for investment securities, net of cash acquired	(284)	(34)	(1,189)
Investments in associates and joint ventures	(6)		(17)
Purchases of equity securities measured at fair value	(104)	(7)	(1)
Others purchases of assets available for sale		(43)	(12)
Proceeds from sales of investment securities, net of cash transferred	110	515	4,588
Decrease (increase) in securities and other financial assets: Investments at fair value, excluding cash equivalents	55	(1,013)	(501)
Decrease (increase) in securities and other financial assets: Investments at fair value, others	(631)	19	568
Net cash used in investing activities	(8,552)	(7,941)	(4,879)
o/w discontinued operations (EE)			4,481
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	5,214	2,450	3,411
Medium and long-term debt redemptions and repayments	(4,095)	(2,728)	(2,694)
Increase (decrease) of bank overdrafts and short-term borrowings	(43)	949	134
Decrease (increase) of cash collateral deposits	208	(1,127)	(884)
Exchange rates effects on derivatives, net	7	(66)	201
Coupon on subordinated notes issuance	(280)	(282)	(291)
(Purchases) of treasury shares	(101)
Purchases of treasury shares - Orange Vision 2020 free share award plan	(101)
Other proceeds (purchases) from treasury shares	3	(4)	2
Capital increase (decrease) - owners of the parent company			113
Capital increase (decrease) - non-controlling interests	68	34	(4)
Changes in ownership interests with no gain/loss of control		1
Changes in ownership interests with no gain/loss of control	(6)		(16)
Dividends paid to owners of the parent company	(1,860)	(1,729)	(1,596)
Dividends paid to non-controlling interests	(246)	(236)	(259)
Net cash used in financing activities	(1,131)	(2,738)	(1,883)
o/w discontinued operations (EE)			(220)
Net change in cash and cash equivalents	(177)	(505)	1,988
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents - opening balance	5,810	6,355	4,469
Cash change in cash and cash equivalents	(177)	(505)	1,988
Non-cash change in cash and cash equivalents	1	(40)	(102)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	1	(40)	(102)
Cash and cash equivalents - closing balance	5,634	5,810	6,355
Investments securities, BT Shares [member]
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred	53	433
Basefarm Holding AS [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	(230)
Business and Decision [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	(36)
Cellcom Telecommunications Inc in Liberia [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	(3)		(122)
Oasis SA in the Democratic Republic of the Congo [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired			(178)
Airtel in Burkina Faso [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	21	(10)	(515)
Airtel in Sierra Leone [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	19		(305)
Other business combinations [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	(55)	(24)	(69)
EE [member]
Adjustments to reconcile profit (loss) [abstract]
Dividends received from EE			173
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred		50	4,481
Other disposals [member]
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred	€ 57	€ 32	€ 107